PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2016	2015
Cost:

Computers and peripheral equipment	$1,094	$987
Office furniture and equipment	216	200
Leasehold improvements	36	30

	1,346	1,217
Accumulated depreciation:

Computers and peripheral equipment	961	877
Office furniture and equipment	170	164
Leasehold improvements	17	16

Accumulated depreciation	1,148	1,057

Depreciated cost	$198	$160